Equity (Tables)	7 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table sets forth the number of options issuable under the 2012 Conversion Option Plan and 2012 Special Conversion Option Plan:

December 31, 2012
Stock Options Granted (2012 Conversion Option Plan)	809,240
Stock Options Granted (2012 Special Conversion Option Plan)	210,184
Remaining Options Issuable	—
Total Issuable	1,019,424

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table sets forth the activity of our outstanding options:

	Number of Options	Weighted Average Exercise Price Per Share
June 7, 2012 (Inception)	—	$—
Stock Options Granted (2012 Conversion Option Plan)	809,240	2.33
Stock Options Granted (2012 Special Conversion Option Plan)	210,184	1.15
December 31, 2012 (a)	1,019,424	$2.09